Employee benefit plans - Amounts in Accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Employee benefit plans
Net actuarial loss	¥ 69,940
Net prior service cost	(7,710)
Total	¥ 62,230